Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventory

	September 30,	December 31,
	2023	2022
	(Unaudited)
Work in progress	$468,004	$457,646
Inventory, net	$468,004	$457,646

	December 31,	December 31,
	2022	2021
Work in progress	$457,646	$196,553
Inventory, net	$457,646	$196,553